Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Estimated Useful Lives for Depreciation Using Straight Line Method of Other Property, Plant and Equipment
Except for components related to overhaul costs, the depreciation of other property, plant and equipment is calculated to write off the cost of items, less their estimated residual value, if any, using the straight-line method over their estimated useful lives as follows:

Buildings	5 to 35 years
Owned aircraft	15 to 20 years
Other flight equipment
– Jet engines	15 to 20 years
– Others, including rotables	3 to 15 years
Machinery , equipment and vehicles	4 to 10 years